Supplementary information on Oil and Gas Exploration and Production (unaudited) (Details 4) - bbl bbl in Billions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Entitie 1 [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	9,498	8,677	8,106
Extensions and discoveries	7	794
Revisions of previous estimates	815	668	1,575
Sales of reserves		(47)	(397)
Production for the year	(569)	(594)	(606)
Ending balance	9,750	9,498	8,677
Equity Method Investees 1 [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	9,504	8,683	8,113
Extensions and discoveries	7	794
Revisions of previous estimates	811	669	1,575
Sales of reserves		(47)	(398)
Production for the year	(570)	(595)	(607)
Ending balance	9,752	9,504	8,683
Country Of Brazil [Member] | Consolidated Entitie 1 [Member] | Natural Gas [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	9,335	8,504	7,912
Extensions and discoveries		779
Revisions of previous estimates	796	673	1,560
Sales of reserves		(47)	(382)
Production for the year	(549)	(573)	(586)
Ending balance	9,582	9,335	8,504
Country Of Brazil [Member] | Consolidated Entitie 1 [Member] | Synthetics Gas 1 [Member]
IfrsStatementLineItems [Line Items]
Beginning balance			17
Sales of reserves			(15)
Production for the year			(1)
Country South America [Member] | Consolidated Entitie 1 [Member] | Natural Gas [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	163	173	177
Extensions and discoveries	7	15
Revisions of previous estimates	19	(5)	16
Production for the year	(20)	(20)	(20)
Ending balance	168	163	173
Country North America [Member] | Equity Method Investees 1 [Member] | Natural Gas [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	7	6	7
Revisions of previous estimates	(4)	1
Sales of reserves			(1)
Production for the year	(1)	(1)	(1)
Ending balance	2	7	6